                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-10395

                        Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Global Multisector Income Fund

 Schedule of Investments 1/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.3%

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 56,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 46,550

 Total Capital Goods

 $

 46,550

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 125,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 $

 117,812

 Total Software & Services

 $

 117,812

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $174,085)

 $

 164,362

 PREFERRED STOCKS - 0.0% †

 Diversified Financials - 0.0% †

 Consumer Finance - 0.0% †

 231

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 5,937

 Total Diversified Financials

 $

 5,937

 TOTAL PREFERRED STOCKS

 (Cost $4,505)

 $

 5,937

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 44

 Bank of America Corp., 7.25%, (Perpetual)

 $

 52,459

 80

 Wells Fargo & Co., 7.5% (Perpetual)

 96,084

 $

 148,543

 Total Banks

 $

 148,543

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $135,552)

 $

 148,543

 ASSET BACKED SECURITIES - 0.4%

 47,783

 Bear Stearns Asset Backed Securities Trust, 8.35438%, 10/25/29 (Step)

 $

 47,924

 46,711

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 46,381

 57,794

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 58,637

 28,639

 5.50

 Mastr Specialized Loan Trust, Floating Rate Note, 10/25/34

 28,961

 9,559

 1.46

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 9,515

 551

 Structured Asset Securities Corp., 5.27%, 10/25/34 (Step)

 567

 32,750

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.27732%, 9/25/36 (Step)

 33,231

 TOTAL ASSET BACKED SECURITIES

 (Cost $223,152)

 $

 225,216

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%

 58,027

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 58,244

 46,905

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 47,081

 2,555

 1.22

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 2,298

 5,381

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 5,419

 6,304

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 6,455

 80,134

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (d)

 -

 4,872

 3.46

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 4,919

 100,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 105,874

 50,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 50,572

 25,000

 4.55

 COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48

 26,532

 51,655

 1.08

 Crusade Global Trust No 1 of 2007, Floating Rate Note, 4/19/38

 51,315

 50,000

 4.54

 CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48

 50,704

 39,591

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 39,300

 7,971

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 8,475

 45,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 48,431

 50,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 51,374

 50,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 51,666

 28,615

 Government National Mortgage Association, 4.5%, 9/20/39

 30,612

 18,186

 Government National Mortgage Association, 5.25%, 8/16/35

 19,742

 50,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 51,971

 25,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 25,596

 29,528

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 31,553

 75,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47

 75,610

 100,000

 1.69

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 100,000

 6,247

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 6,396

 50,000

 JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47

 52,109

 80,448

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 81,720

 38,929

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 38,719

 GBP

 48,262

 0.80

 Paragon Secured Finance No 1 Plc, Floating Rate Note, 11/15/35

 58,259

 25,234

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 25,342

 1,536

 1.32

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 1,528

 25,711

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 24,717

 32,347

 3.50

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 32,586

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,284,677)

 $

 1,265,119

 CORPORATE BONDS - 29.2%

 Energy - 5.0%

 Oil & Gas Drilling - 0.2%

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 $

 91,750

 Integrated Oil & Gas - 1.6%

 EUR

 175,000

 BP Capital Markets Plc, 1.373%, 3/3/22

 $

 196,447

 240,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 241,572

 155,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 142,791

 EUR

 200,000

 4.50

 Repsol International Finance BV, Floating Rate Note, 3/25/75

 208,133

 55,000

 YPF SA, 8.5%, 3/23/21 (144A)

 59,606

 $

 848,549

 Oil & Gas Exploration & Production - 1.0%

 75,000

 Antero Resources Corp., 5.625%, 6/1/23

 $

 76,500

 35,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 40,652

 65,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 67,438

 100,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 100,875

 25,000

 Newfield Exploration Co., 5.375%, 1/1/26

 25,875

 100,000

 Range Resources Corp., 5.0%, 3/15/23 (144A)

 99,250

 100,000

 WPX Energy, Inc., 7.5%, 8/1/20

 108,500

 $

 519,090

 Oil & Gas Refining & Marketing - 0.2%

 53,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 53,174

 21,000

 Valero Energy Corp., 9.375%, 3/15/19

 24,117

 $

 77,291

 Oil & Gas Storage & Transportation - 2.0%

 95,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 99,162

 50,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23

 51,625

 25,000

 DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)

 28,250

 120,000

 5.85

 DCP Midstream Operating LP, Floating Rate Note, 5/21/43 (144A)

 107,700

 55,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 67,912

 100,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 106,750

 125,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 131,755

 40,000

 MPLX LP, 4.875%, 12/1/24

 41,937

 75,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 76,650

 45,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 47,194

 25,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 26,171

 10,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 10,575

 60,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 63,824

 75,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 75,938

 13,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 15,372

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,251

 15,000

 Williams Partners LP, 5.1%, 9/15/45

 14,983

 $

 1,066,049

 Total Energy

 $

 2,602,729

 Materials - 1.0%

 Diversified Chemicals - 0.2%

 85,000

 CF Industries, Inc., 3.45%, 6/1/23

 $

 79,688

 Fertilizers & Agricultural Chemicals - 0.2%

 105,000

 Agrium, Inc., 5.25%, 1/15/45

 $

 111,792

 Construction Materials - 0.3%

 EUR

 125,000

 CRH Finance DAC, 3.125%, 4/3/23

 $

 152,680

 Paper Packaging - 0.2%

 5,000

 International Paper Co., 6.0%, 11/15/41

 $

 5,784

 EUR

 100,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 115,938

 $

 121,722

 Copper - 0.1%

 35,000

 Freeport-McMoRan, Inc., 6.75%, 2/1/22 (144A)

 $

 36,488

 Total Materials

 $

 502,370

 Capital Goods - 0.7%

 Aerospace & Defense - 0.3%

 50,000

 Embraer Netherlands Finance BV, 5.4%, 2/1/27

 $

 50,294

 EUR

 100,000

 TA MFG., Ltd., 3.625%, 4/15/23

 110,340

 $

 160,634

 Building Products - 0.3%

 55,000

 Masco Corp., 4.375%, 4/1/26

 $

 56,464

 25,000

 Masco Corp., 5.95%, 3/15/22

 27,922

 35,000

 Owens Corning, 3.4%, 8/15/26

 33,493

 35,000

 Owens Corning, 4.2%, 12/1/24

 35,793

 30,000

 Standard Industries, Inc., 5.375%, 11/15/24 (144A)

 30,938

 $

 184,610

 Trading Companies & Distributors - 0.1%

 40,000

 GATX Corp., 6.0%, 2/15/18

 $

 41,514

 Total Capital Goods

 $

 386,758

 Transportation - 0.4%

 Airlines - 0.0% †

 6,702

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 $

 7,003

 Marine - 0.4%

 200,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 $

 194,424

 Railroads - 0.0% †

 25,000

 Burlington Northern Santa Fe LLC, 5.75%, 3/15/18

 $

 26,185

 Total Transportation

 $

 227,612

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 35,000

 Ford Motor Co., 4.346%, 12/8/26

 $

 35,100

 35,000

 General Motors Co., 6.6%, 4/1/36

 40,313

 $

 75,413

 Total Automobiles & Components

 $

 75,413

 Consumer Services - 0.3%

 Casinos & Gaming - 0.2%

 25,000

 International Game Technology, 7.5%, 6/15/19

 $

 27,641

 50,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 51,231

 $

 78,872

 Education Services - 0.1%

 75,000

 Tufts University, 5.017%, 4/15/12

 $

 78,290

 Total Consumer Services

 $

 157,162

 Media - 0.8%

 Cable & Satellite - 0.6%

 100,000

 Charter Communications Operating LLC, 6.384%, 10/23/35

 $

 112,755

 EUR

 150,000

 Sky Plc, 1.5%, 9/15/21

 167,136

 25,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 26,094

 $

 305,985

 Movies & Entertainment - 0.2%

 EUR

 100,000

 WMG Acquisition Corp., 4.125%, 11/1/24 (144A)

 $

 112,564

 Total Media

 $

 418,549

 Retailing - 0.1%

 Internet Retail - 0.1%

 50,000

 Expedia, Inc., 5.95%, 8/15/20

 $

 54,978

 Total Retailing

 $

 54,978

 Food & Staples Retailing - 0.0% †

 Drug Retail - 0.0% †

 12,552

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 14,075

 Total Food & Staples Retailing

 $

 14,075

 Food, Beverage & Tobacco - 1.0%

 Brewers - 0.0% †

 20,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 22,243

 Packaged Foods & Meats - 1.0%

 GBP

 100,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 $

 122,970

 70,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 71,229

 200,000

 Marfrig Holdings EURpe BV, 8.0%, 6/8/23 (144A)

 210,750

 90,000

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 87,018

 15,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 16,875

 $

 508,842

 Total Food, Beverage & Tobacco

 $

 531,085

 Health Care Equipment & Services - 0.3%

 Health Care Facilities - 0.2%

 70,000

 CHS, 6.875%, 2/1/22

 $

 50,925

 50,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 43,438

 $

 94,363

 Managed Health Care - 0.1%

 30,000

 Centene Corp., 5.625%, 2/15/21

 $

 31,494

 25,000

 Centene Corp., 6.125%, 2/15/24

 26,562

 $

 58,056

 Total Health Care Equipment & Services

 $

 152,419

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.1%

 80,000

 AbbVie, Inc., 3.2%, 5/14/26

 $

 75,815

 Pharmaceuticals - 0.2%

 EUR

 100,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 $

 79,902

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 155,717

 Banks - 6.5%

 Diversified Banks - 5.1%

 200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $

 201,460

 INR

 2,100,000

 Asian Development Bank, 6.2%, 10/6/26

 31,343

 INR

 1,740,000

 Asian Development Bank, 6.45%, 8/8/21

 26,207

 EUR

 200,000

 2.62

 Barclays Plc, Floating Rate Note, 11/11/25

 215,029

 EUR

 150,000

 BNP Paribas SA, 2.375%, 2/17/25

 161,486

 EUR

 200,000

 BPCE SA, 2.875%, 4/22/26

 217,936

 156,000

 6.25

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 164,775

 75,000

 5.90

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 77,588

 75,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 78,703

 200,000

 8.12

 Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)

 212,620

 EUR

 200,000

 8.88

 Erste Group Bank AG, Floating Rate Note, (Perpetual)

 236,735

 EUR

 200,000

 3.00

 ING Bank NV, Floating Rate Note, 4/11/28

 225,558

 EUR

 200,000

 6.38

 Lloyds Banking Group Plc, Floating Rate Note, (Perpetual)

 225,630

 100,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 112,452

 200,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 194,026

 50,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 50,510

 EUR

 200,000

 UBS Group Funding Jersey, Ltd., 1.75%, 11/16/22

 224,128

 $

 2,656,186

 Supranational - 1.1%

 INR

 700,000

 Inter-American Development Bank, 6.0%, 9/5/17

 10,361

 NZD

 505,000

 International Bank for Reconstruction & Development, 3.5%, 1/22/21

 372,125

 NZD

 45,000

 International Bank for Reconstruction & Development, 4.625%, 10/6/21

 34,526

 AUD

 185,000

 International Bank for Reconstruction & Development, 5.75%, 10/21/19

 153,066

 INR

 1,350,000

 International Bank for Reconstruction & Development, 5.75%, 10/28/19

 19,998

 $

 590,076

 Thrifts & Mortgage Finance - 0.3%

 GBP

 125,000

 Nationwide Building Society, 3.0%, 5/6/26

 $

 162,650

 $

 162,650

 Total Banks

 $

 3,408,912

 Diversified Financials - 4.6%

 Other Diversified Financial Services - 0.4%

 25,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 24,168

 NZD

 100,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 74,300

 115,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, (Perpetual)

 125,857

 $

 224,325

 Supranational - 2.8%

 IDR

 3,760,000,000

 European Bank for Reconstruction & Development, 7.375%, 4/15/19

 $

 281,035

 IDR

 3,020,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 224,102

 INR

 42,420,000

 International Finance Corp., 6.3%, 11/25/24

 630,455

 INR

 20,750,000

 International Finance Corp., 8.25%, 6/10/21

 331,444

 $

 1,467,036

 Specialized Finance - 0.3%

 56,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 61,397

 EUR

 100,000

 Holcim Finance Luxembourg SA, 2.25%, 5/26/28

 111,289

 $

 172,686

 Consumer Finance - 0.2%

 64,000

 Ally Financial, Inc., 5.75%, 11/20/25

 $

 64,960

 $

 64,960

 Asset Management & Custody Banks - 0.2%

 100,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 101,911

 Investment Banking & Brokerage - 0.3%

 75,000

 Morgan Stanley, 4.1%, 5/22/23

 $

 77,055

 50,000

 Morgan Stanley, 4.875%, 11/1/22

 53,617

 $

 130,672

 Diversified Capital Markets - 0.4%

 EUR

 200,000

 7.75

 Intesa Sanpaolo S.p.A., Floating Rate Note, (Perpetual)

 $

 214,062

 10,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 10,852

 $

 224,914

 Total Diversified Financials

 $

 2,386,504

 Insurance - 1.7%

 Insurance Brokers - 0.1%

 75,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 75,379

 Life & Health Insurance - 0.7%

 EUR

 200,000

 4.75

 Credit Agricole Assurances SA, Floating Rate Note, 9/27/48

 $

 219,708

 45,000

 Protective Life Corp., 7.375%, 10/15/19

 50,888

 100,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 106,750

 $

 377,346

 Multi-line Insurance - 0.2%

 60,000

 AXA SA, 8.6%, 12/15/30

 $

 83,100

 Property & Casualty Insurance - 0.4%

 35,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 39,643

 110,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 125,675

 30,000

 The Hanover Insurance Group, Inc., 4.5%, 4/15/26

 30,551

 $

 195,869

 Reinsurance - 0.3%

 30,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (e) (f)

 $

 2,850

 30,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/21 (e) (f)

 30,132

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (e) (f)

 174

 30,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)

 31,689

 30,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (e) (f)

 2,760

 50,000

 Pangaea Re., Variable Rate Notes, 11/30/21 (e) (f)

 50,490

 30,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (e) (f)

 3,873

 JPY

 2,513,320

 Tralee Segregated Account (Artex), Variable Rate Note 7/15/17 (e) (f)

 22,187

 $

 144,155

 Total Insurance

 $

 875,849

 Software & Services - 0.1%

 Home Entertainment Software - 0.1%

 50,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 54,375

 Total Software & Services

 $

 54,375

 Technology Hardware & Equipment - 0.4%

 Technology Hardware, Storage & Peripherals - 0.2%

 75,000

 NCR Corp., 6.375%, 12/15/23

 $

 79,688

 Electronic Manufacturing Services - 0.2%

 100,000

 Flex, Ltd., 4.625%, 2/15/20

 $

 104,862

 Total Technology Hardware & Equipment

 $

 184,550

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 25,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 26,125

 Semiconductors - 0.1%

 15,000

 Broadcom Corp., 3.625%, 1/15/24 (144A)

 $

 15,019

 55,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 55,138

 $

 70,157

 Total Semiconductors & Semiconductor Equipment

 $

 96,282

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 1.4%

 40,000

 AT&T, Inc., 3.95%, 1/15/25

 $

 39,552

 50,000

 AT&T, Inc., 4.75%, 5/15/46

 45,671

 75,000

 AT&T, Inc., 5.25%, 3/1/37

 74,647

 75,000

 CenturyLink, Inc., 5.8%, 3/15/22

 77,133

 40,000

 Frontier Communications Corp., 7.125%, 1/15/23

 35,800

 19,000

 Frontier Communications Corp., 8.5%, 4/15/20

 20,246

 50,000

 GCI, Inc., 6.75%, 6/1/21

 51,500

 GBP

 100,000

 Koninklijke KPN NV, 5.0%, 11/18/26

 146,757

 EUR

 125,000

 5.00

 Orange SA, Floating Rate Note, (Perpetual)

 142,823

 25,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 24,467

 65,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 80,170

 $

 738,766

 Wireless Telecommunication Services - 1.0%

 30,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 31,961

 200,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 186,460

 200,000

 MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)

 202,010

 50,000

 SBA Tower Trust, 2.877%, 7/15/21 (144A)

 49,498

 50,000

 Sprint Corp., 7.25%, 9/15/21

 53,575

 $

 523,504

 Total Telecommunication Services

 $

 1,262,270

 Utilities - 2.5%

 Electric Utilities - 1.8%

 EUR

 100,000

 EDP Finance BV, 1.875%, 9/29/23

 $

 107,568

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 99,640

 EUR

 100,000

 4.25

 Electricite de France SA, Floating Rate Note, (Perpetual)

 109,881

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 228,000

 GBP

 75,000

 innogy Finance BV, 5.625%, 12/6/23

 114,017

 70,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 75,333

 50,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 55,075

 165,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 133,238

 10,000

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 10,365

 $

 933,117

 Gas Utilities - 0.5%

 84,856

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 97,160

 GBP

 125,000

 National Grid Gas Finance Plc, 2.125%, 9/22/28

 150,451

 $

 247,611

 Independent Power Producers & Energy Traders - 0.2%

 125,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 $

 130,781

 Total Utilities

 $

 1,311,509

 Real Estate - 0.7%

 Diversified REIT - 0.2%

 EUR

 100,000

 3.75

 ATF Netherlands BV, Floating Rate Note, (Perpetual)

 $

 103,386

 Office REIT - 0.2%

 25,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 $

 25,446

 40,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 42,336

 35,000

 Highwoods Realty LP, 3.625%, 1/15/23

 34,726

 $

 102,508

 Residential REIT - 0.1%

 50,000

 UDR, Inc., 4.0%, 10/1/25

 $

 51,072

 Specialized REIT - 0.2%

 100,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 105,000

 Total Real Estate

 $

 361,966

 TOTAL CORPORATE BONDS

 (Cost $15,023,641)

 $

 15,221,084

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.0%

 49,246

 Fannie Mae, 3.0%, 10/1/46

 $

 48,783

 69,407

 Fannie Mae, 3.0%, 11/1/46

 68,755

 28,247

 Fannie Mae, 3.0%, 5/1/31

 29,049

 37,402

 Fannie Mae, 3.0%, 5/1/43

 37,213

 24,508

 Fannie Mae, 3.0%, 9/1/46

 24,277

 26,318

 Fannie Mae, 3.5%, 1/1/46

 26,914

 40,000

 Fannie Mae, 3.5%, 1/1/47

 40,963

 25,000

 Fannie Mae, 3.5%, 1/1/47

 25,565

 115,280

 Fannie Mae, 3.5%, 10/1/45

 118,024

 74,134

 Fannie Mae, 3.5%, 12/1/46

 75,810

 37,880

 Fannie Mae, 3.5%, 2/1/29

 39,459

 535,000

 Fannie Mae, 3.5%, 2/13/17

 546,703

 75,725

 Fannie Mae, 3.5%, 4/1/45

 77,438

 180,805

 Fannie Mae, 3.5%, 5/1/44

 185,569

 25,432

 Fannie Mae, 3.5%, 6/1/45

 26,040

 51,401

 Fannie Mae, 3.5%, 8/1/45

 52,564

 34,285

 Fannie Mae, 3.5%, 8/1/46

 35,061

 157,358

 Fannie Mae, 3.5%, 9/1/42

 161,631

 39,176

 Fannie Mae, 3.5%, 9/1/46

 40,062

 45,544

 Fannie Mae, 4.0%, 10/1/40

 48,293

 119,309

 Fannie Mae, 4.0%, 11/1/44

 125,199

 20,214

 Fannie Mae, 4.0%, 2/1/42

 21,281

 22,476

 Fannie Mae, 4.0%, 5/1/46

 23,589

 50,617

 Fannie Mae, 4.0%, 6/1/46

 53,124

 24,299

 Fannie Mae, 4.0%, 8/1/46

 25,502

 135,000

 Fannie Mae, 4.5%, 2/13/17

 145,141

 18,300

 Fannie Mae, 4.5%, 4/1/41

 19,710

 11,828

 Fannie Mae, 4.5%, 5/1/41

 12,805

 19,655

 Fannie Mae, 5.0%, 6/1/40

 21,452

 215,000

 Federal Home Loan Mortgage Corp., 3.0%, 2/13/17

 212,632

 19,653

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 19,545

 24,685

 Federal Home Loan Mortgage Corp., 3.0%, 9/1/46

 24,432

 127,936

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/45

 130,916

 131,077

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 133,976

 50,000

 Federal Home Loan Mortgage Corp., 3.5%, 2/13/17 (TBA)

 51,067

 21,939

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 22,424

 38,741

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 39,730

 134,145

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 140,803

 15,345

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 16,107

 26,779

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/46

 28,108

 233,246

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 244,823

 24,240

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/46

 25,443

 50,331

 Federal Home Loan Mortgage Corp., 4.5%, 6/1/41

 54,292

 34,051

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 37,039

 29,153

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 31,701

 21,453

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/37

 24,417

 18,645

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/38

 21,466

 43,162

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/38

 48,653

 28,268

 Federal National Mortgage Association, 3.5%, 7/1/46

 28,907

 127,849

 Government National Mortgage Association I, 3.5%, 1/15/45

 132,518

 79,433

 Government National Mortgage Association I, 4.0%, 6/15/45

 83,994

 34,780

 Government National Mortgage Association I, 4.5%, 1/15/40

 37,890

 26,853

 Government National Mortgage Association I, 4.5%, 7/15/41

 29,009

 29,313

 Government National Mortgage Association I, 4.5%, 9/15/40

 31,812

 39,299

 Government National Mortgage Association II, 3.0%, 9/20/46

 39,680

 41,710

 Government National Mortgage Association II, 4.5%, 9/20/41

 45,146

 275,000

 U.S. Treasury Bills, 2/2/17 (c)

 274,996

 420,221

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 400,762

 229,187

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 233,379

 1,875,000

 0.67

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 1,877,124

 1,650,000

 0.58

 U.S. Treasury Note, Floating Rate Note, 7/31/17

 1,650,467

 75,000

 U.S. Treasury Notes, 1.125%, 7/31/21

 72,639

 900,000

 U.S. Treasury Notes, 1.5%, 8/15/26

 827,438

 700,000

 U.S. Treasury Notes, 1.625%, 5/15/26

 652,340

 1,050,000

 U.S. Treasury Notes, 2.0%, 11/15/26

 1,009,026

 2,625,000

 0.78

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 2,631,308

 2,625,000

 0.70

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 2,629,266

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $16,104,049)

 $

 16,151,251

 FOREIGN GOVERNMENT BONDS - 33.4%

 408,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 418,122

 100,000

 Argentine Republic Government International Bond, 6.875%, 1/26/27 (144A)

 99,000

 300,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)

 313,200

 EUR

 50,000

 Austria Government Bond, 4.15%, 3/15/37 (144A) (144A)

 81,782

 428,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 420,510

 BRL

 514,000

 Brazilian Government International Bond, 10.25%, 1/10/28

 162,054

 CAD

 1,500,000

 Canadian Government Bond, 1.75%, 9/1/19

 1,178,590

 CAD

 1,500,000

 Canadian Government Bond, 2.25%, 6/1/25

 1,204,319

 250,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 254,375

 200,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 218,500

 144,737

 6.63

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 147,588

 400,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 367,204

 GHS

 798,000

 Ghana Government Bond, 24.5%, 4/22/19

 194,401

 GHS

 314,000

 Ghana Government Bond, 24.75%, 7/19/21

 84,368

 315,000

 Honduras Government International Bond, 6.25%, 1/19/27 (144A)

 312,795

 EUR

 1,000,000

 Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/28

 1,320,079

 422,000

 Ivory Coast Government International Bond, 5.375%, 7/23/24 (144A)

 399,275

 415,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 403,762

 JPY

 120,000,000

 Japan Government Ten Year Bond, 0.1%, 9/20/26

 1,065,549

 JPY

 50,000,000

 Japan Government Ten Year Bond, 1.0%, 12/20/21

 466,735

 JPY

 50,000,000

 Japan Government Twenty Year Bond, 1.5%, 3/20/19

 459,093

 MXN

 3,830,000

 Mexican Bonos, 4.75%, 6/14/18

 179,270

 MXN

 2,400,000

 Mexican Bonos, 6.5%, 6/9/22

 111,629

 MXN

 300,000

 Mexican Bonos, 7.5%, 6/3/27

 14,314

 MXN

 3,812,359

 Mexican Udibonos, 2.0%, 6/9/22

 175,543

 MXN

 5,059,161

 Mexican Udibonos, 3.5%, 12/14/17

 247,634

 EUR

 100,000

 Mexico Government International Bond, 4.0%, 3/15/15

 86,941

 419,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 415,682

 NZD

 905,000

 New Zealand Government Bond, 4.5%, 4/15/27

 727,916

 NZD

 1,250,000

 New Zealand Government Bond, 5.5%, 4/15/23

 1,045,677

 NOK

 4,000,000

 Norway Government Bond, 2.0%, 5/24/23

 503,394

 NOK

 5,500,000

 Norway Government Bond, 4.5%, 5/22/19

 725,161

 300,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 327,000

 300,000

 Provincia de Buenos Aires Argentina, 9.95%, 6/9/21 (144A)

 336,750

 AUD

 90,000

 Queensland Treasury Corp., 5.5%, 6/21/21

 77,031

 AUD

 100,000

 Queensland Treasury Corp., 5.75%, 7/22/24

 90,517

 RON

 750,000

 Romania Government Bond, 5.85%, 4/26/23

 203,707

 RON

 1,140,000

 Romania Government Bond, 5.95%, 6/11/21

 308,213

 SEK

 2,300,000

 Sweden Government Bond, 2.5%, 5/12/25

 305,013

 200,000

 Turkey Government International Bond, 6.0%, 3/25/27

 201,641

 GBP

 435,000

 United Kingdom Gilt, 1.75%, 7/22/19

 567,225

 GBP

 450,000

 United Kingdom Gilt, 3.5%, 1/22/45

 740,220

 GBP

 150,000

 United Kingdom Gilt, 4.25%, 9/7/39

 265,013

 GBP

 150,000

 United Kingdom Gilt, 8.75%, 8/25/17

 197,967

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $18,291,631)

 $

 17,424,759

 MUNICIPAL BONDS - 1.3% (g)

 Municipal General - 0.3%

 70,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 74,128

 20,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 21,654

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 31,809

 30,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 31,668

 $

 159,259

 Higher Municipal Education - 0.4%

 25,000

 Baylor University, 4.313%, 3/1/42

 $

 25,406

 25,000

 California Educational Facilities Authority, 5.0%, 6/1/46

 32,332

 15,000

 Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40

 19,084

 15,000

 0.45

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49

 15,000

 25,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 30,220

 50,000

 University of Virginia, Green Bond Series A, 5.0%, 4/1/45

 56,960

 $

 179,002

 Municipal Medical - 0.3%

 155,000

 0.62

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 $

 155,000

 Municipal School District - 0.1%

 25,000

 Frisco Independent School District, 4.0%, 8/15/40

 $

 25,710

 25,000

 Frisco Independent School District, 4.0%, 8/15/45

 25,622

 $

 51,332

 Municipal Obligation - 0.2%

 50,000

 State of Texas, 4.0%, 10/1/44 (h)

 $

 51,666

 50,000

 State of Washington, 5.0%, 7/1/30 (h)

 57,684

 $

 109,350

 TOTAL MUNICIPAL BONDS

 (Cost $644,733)

 $

 653,943

 SENIOR FLOATING RATE LOAN INTERESTS - 0.8% **

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 50,000

 5.75

 Electrical Components International, Inc., Loan, 4/17/21

 $

 50,344

 49,475

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 49,671

 $

 100,015

 Total Automobiles & Components

 $

 100,015

 Consumer Durables & Apparel - 0.1%

 Footwear - 0.1%

 50,000

 3.27

 Regal Cinemas Corp., Refinancing Term Loan, 4/1/22

 $

 50,487

 Total Consumer Durables & Apparel

 $

 50,487

 Health Care Equipment & Services - 0.1%

 Health Care Facilities - 0.1%

 49,493

 4.31

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 $

 49,699

 Total Health Care Equipment & Services

 $

 49,699

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 100,000

 3.81

 Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22

 $

 99,972

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 99,972

 Real Estate - 0.2%

 Retail REIT - 0.2%

 99,747

 4.28

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 100,391

 Total Real Estate

 $

 100,391

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $395,244)

 $

 400,564

 Shares

 CLOSED-END FUNDS - 1.0%

 Insurance - 1.0%

 Property & Casualty Insurance - 1.0%

 50,528

 Pioneer ILS Interval Fund (i)

 $

 519,937

 Total Insurance

 $

 519,937

 TOTAL MUTUAL FUNDS

 (Cost $533,922)

 $

 519,937

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $52,815,191) (a)

 $

 52,180,715

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (59,866)

 TOTAL NET ASSETS - 100.0%

 $

 52,120,849

 †

 Amount rounds to less than 0.1%.

 (TBA)

 To be announced securities

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2017, the value of these securities amounted to

$8,777,678 or 16.8% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $52,829,155 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             659,870

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (1,308,310)

 Net unrealized depreciation

 $

            (648,440)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (e)

 Structured reinsurance investment. At January 31, 2017, the value of these securities amounted to $144,155 or 0.3% of total net assets.

 (f)

 Rate to be determined.

 (g)

 Consists of Revenue Bonds unless otherwise indicated.

 (h)

 Represents a General Obligation Bond

 (i)

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (j)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 48.1%

 New Zealand

 3.4%

 Canada

 5.2%

 United Kingdom

 6.5%

 Argentina

 2.7%

 Mexico

 1.8%

 Italy

 3.4%

 Supranational

 4.9%

 Japan

 3.8%

 Netherlands

 2.8%

 France

 2.4%

 Ivory Coast

 1.5%

 Brazil

 1.1%

 Romania

 1.0%

 Norway

 2.4%

 Other (individually less than 1%)

 9.0%

 100%

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Austrialian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 EURO

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedis

 INR

 Indian Rupee

 IDR

 Indonesian Rupiah

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 RON

 Romanian New Leu

 SEK

 Swedish Krona

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Unrealized Appreciation

                343,332

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/19

  $             18,632

  $                 7,391

 CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums (Received)

 Unrealized (Depreciation)

                  50,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drill Inc.

 1.00%

 BB-

 12/20/19

  $             (1,873)

  $                    (42)

                                  (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                                  (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
164,362

$
-

$
164,362

 Preferred Stocks

5,937

-

-

5,937

 Convertible Preferred Stock

148,543

-

-

148,543

 Asset Backed Securities

-

225,216

-

225,216

 Collateralized Mortgage Obligations

-

1,265,119

-

1,265,119

 Corporate Bonds

   Insurance

     Reinsurance

-

-

144,155

144,155

   All Other Corporate Bonds

-

15,076,929

-

15,076,929

 U.S. Government and Agency Obligations

-

16,151,251

-

16,151,251

 Foreign Government Bonds

-

17,424,759

-

17,424,759

 Municipal Bonds

-

653,943

-

653,943

 Senior Floating Rate Loan Interests

-

400,564

-

400,564

 Closed-End Fund

-

519,937

-

519,937

 Total

$
154,480

$
51,882,080

$
144,155

$
52,180,715

 Other Financial Instruments

 Unrealized appreciation on futures contracts

$
4,164

$
-

$
-

$
4,164

 Unrealized depreciation on futures contracts

(50,583
)

-

-

(50,583
)

 Unrealized appreciation on forward foreign currency contracts

-

150,717

-

150,717

 Unrealized depreciation on forward foreign currency contracts

-

(223,581
)

-

(223,581
)

 Unrealized appreciation on centrally cleared swap contract

-

7,391

-

7,391

 Unrealized depreciation on swap contract

-

(42
)

-

(42
)

 Total Other Financial Instruments

$
(46,419
)

$
(65,515
)

$
-

$
(111,934
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate

 Bonds

 Balance as of 10/31/16

$
126,790

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

(2,556
)

 Purchases

80,000

 Sales

(60,079
)

 Transfers in to Level 3*

-

 Transfers out of Level 3*

-

 Balance as of 1/31/17

$
144,155

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.  During the period ended

 January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/17

$
(2,095
)

 Pioneer Global High Yield Fund

 Schedule of Investments 1/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 3.0%

 Energy - 0.9%

 Oil & Gas Exploration & Production - 0.5%

 820,000

 Chesapeake Energy Corp., 5.5%, 9/15/26 (144A)

 $

 873,812

 2,585,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 2,295,803

 $

 3,169,615

 Oil & Gas Storage & Transportation - 0.4%

 2,800,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 2,796,640

 Total Energy

 $

 5,966,255

 Materials - 0.8%

 Construction Materials - 0.8%

 4,275,000

 Cemex SAB de CV, 3.72%, 3/15/20

 $

 4,892,203

 Steel - 0.0%+

 EUR

 276,548

 New World Resources NV, 4.0%, 10/7/20 (144A) (4.0% cash, 8.0% PIK) (PIK)

 $

 149

 Total Materials

 $

 4,892,352

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,250,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 1,039,062

 Total Capital Goods

 $

 1,039,062

 Media - 0.3%

 Cable & Satellite - 0.3%

 1,750,000

 DISH Network Corp., 3.375%, 8/15/26 (144A)

 $

 2,044,219

 Total Media

 $

 2,044,219

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 400,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 $

 401,750

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 401,750

 Software & Services - 0.7%

 Internet Software & Services - 0.4%

 1,765,000

 WebMD Health Corp., 1.5%, 12/1/20

 $

 1,994,450

 790,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 744,575

 $

 2,739,025

 Application Software - 0.3%

 1,515,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 1,751,719

 Total Software & Services

 $

 4,490,744

 Technology Hardware & Equipment - 0.1%

 Electronic Components - 0.1%

 511,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 500,461

 Total Technology Hardware & Equipment

 $

 500,461

 Semiconductors & Semiconductor Equipment - 0.0%+

 Semiconductors - 0.0%+

 2,393,896

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK) (d)

 $

 95,756

 535,000

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13 (d)

 2,675

 $

 98,431

 Total Semiconductors & Semiconductor Equipment

 $

 98,431

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $20,624,626)

 $

 19,433,274

 Shares

 PREFERRED STOCKS - 0.5%

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 3,428

 CEVA Group Plc, 12/31/14 (c)*

 $

 685,634

 Total Transportation

 $

 685,634

 Diversified Financials - 0.4%

 Consumer Finance - 0.4%

 96,924

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,490,947

 Total Diversified Financials

 $

 2,490,947

 TOTAL PREFERRED STOCKS

 (Cost $5,735,375)

 $

 3,176,581

 CONVERTIBLE PREFERRED STOCK - 0.5%

 Banks - 0.5%

 Diversified Banks - 0.5%

 2,632

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 3,138,002

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $3,183,747)

 $

 3,138,002

 COMMON STOCKS - 0.8%

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.4%

 5,735,146

 Ascent CNR Corp. Class A

 $

 745,569

 1,046

 Midstates Petroleum Co, Inc.

 21,098

 39,631

 Pacific Exploration and Production Corp.

 1,585,874

 $

 2,352,541

 Total Energy

 $

 2,352,541

 Capital Goods - 0.0%+

 Industrial Machinery - 0.0%+

 156,027

 Liberty Tire Recycling LLC (e)

 $

 1,560

 Total Capital Goods

 $

 1,560

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 63

 IAP Worldwide Services, Inc.

 $

 84,949

 Total Commercial Services & Supplies

 $

 84,949

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 1,584

 CEVA Group Plc *

 $

 197,956

 Total Transportation

 $

 197,956

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 63,820

 Ford Motor Co.

 $

 788,815

 Total Automobiles & Components

 $

 788,815

 Consumer Durables & Apparel - 0.0%+

 Homebuilding - 0.0%+

 1,443,476

 Desarrolladora Homex SAB de CV *

 $

 76,207

 Total Consumer Durables & Apparel

 $

 76,207

 Consumer Services - 0.0%+

 Education Services - 0.0%+

 11,492

 Cengage Learning Holdings II, Inc.

 $

 143,650

 Total Consumer Services

 $

 143,650

 Food, Beverage & Tobacco - 0.2%

 Distillers & Vintners - 0.2%

 67,811

 Marie Brizard Wine & Spirits SA *

 $

 1,224,220

 Total Food, Beverage & Tobacco

 $

 1,224,220

 TOTAL COMMON STOCKS

 (Cost $12,392,181)

 $

 4,869,898

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 0.3%

 Transportation - 0.2%

 Airlines - 0.2%

 1,197,936

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

 $

 1,203,207

 Total Transportation

 $

 1,203,207

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 450,000

 InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46

 $

 448,917

 Total Banks

 $

 448,917

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,647,550)

 $

 1,652,124

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%

 Banks - 1.6%

 Thrifts & Mortgage Finance - 1.6%

 1,500,000

 5.82

 Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)

 $

 1,466,949

 1,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 967,556

 1,480,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,431,707

 455,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 398,694

 600,000

 5.79

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 572,225

 750,000

 4.77

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 691,830

 917,448

 5.52

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)

 881,057

 472,783

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 469,237

 2,100,000

 6.04

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 1,948,918

 1,356,202

 3.27

 JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35

 1,274,120

 500,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 396,334

 $

 10,498,627

 Total Banks

 $

 10,498,627

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $10,480,179)

 $

 10,498,627

 CORPORATE BONDS - 79.8%

 Energy - 14.1%

 Oil & Gas Drilling - 0.4%

 2,306,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 $

 1,867,860

 417,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 344,025

 $

 2,211,885

 Oil & Gas Equipment & Services - 0.3%

 1,000,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 980,000

 1,117,000

 Archrock Partners LP, 6.0%, 4/1/21

 1,105,830

 $

 2,085,830

 Integrated Oil & Gas - 1.9%

 5,165,000

 Petrobras Global Finance BV, 5.375%, 1/27/21

 $

 5,198,831

 1,256,000

 Petrobras Global Finance BV, 6.25%, 3/17/24

 1,261,024

 2,400,000

 Petrobras Global Finance BV, 7.375%, 1/17/27

 2,491,680

 600,000

 Petroleos Mexicanos, 5.375%, 3/13/22 (144A)

 611,670

 MXN

 8,650,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 353,969

 700,000

 4.61

 Petroleos Mexicanos, Floating Rate Note, 3/11/22 (144A)

 727,125

 1,435,000

 YPF SA, 8.5%, 3/23/21 (144A)

 1,555,181

 $

 12,199,480

 Oil & Gas Exploration & Production - 7.0%

 2,260,000

 Antero Resources Corp., 5.0%, 3/1/25 (144A)

 $

 2,209,150

 725,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 645,250

 1,245,000

 Carrizo Oil & Gas, Inc., 6.25%, 4/15/23

 1,277,681

 650,000

 Chesapeake Energy Corp., 8.0%, 1/15/25 (144A)

 665,844

 600,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 640,500

 2,226,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 2,103,570

 818,000

 Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)

 433,540

 2,385,000

 Continental Resources, Inc., 3.8%, 6/1/24

 2,226,994

 2,480,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 2,126,600

 2,095,000

 GeoPark Latin America, Ltd. Agencia en Chile, 7.5%, 2/11/20 (144A)

 2,053,100

 1,380,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 1,462,800

 1,950,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 1,986,562

 2,000,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 2,050,000

 1,634,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 1,846,420

 3,790,000

 Hilcorp Energy I LP, 5.0%, 12/1/24 (144A)

 3,733,150

 1,000,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 997,994

 575,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 580,750

 1,100,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 1,034,000

 880,000

 Newfield Exploration Co., 5.375%, 1/1/26

 910,800

 425,000

 Newfield Exploration Co., 5.625%, 7/1/24

 447,312

 1,455,000

 Novatek OAO via Novatek Finance DAC, 4.422%, 12/13/22 (144A)

 1,452,847

 3,240,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 3,321,000

 1,460,000

 Parsley Energy LLC, 5.375%, 1/15/25 (144A)

 1,496,500

 250,000

 Parsley Energy LLC, 6.25%, 6/1/24 (144A)

 268,750

 1,520,000

 PDC Energy, Inc., 7.75%, 10/15/22

 1,613,100

 340,000

 QEP Resources, Inc., 5.25%, 5/1/23

 338,300

 1,560,000

 Rice Energy Inc., 6.25%, 5/1/22

 1,618,500

 975,000

 Rice Energy, Inc., 7.25%, 5/1/23

 1,045,688

 2,000,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,920,000

 200,000

 SM Energy Company, 6.125%, 11/15/22

 206,500

 575,000

 Whiting Petroleum Corp., 5.0%, 3/15/19

 585,062

 1,500,000

 WPX Energy, Inc., 6.0%, 1/15/22

 1,560,000

 $

 44,858,264

 Oil & Gas Refining & Marketing - 0.6%

 1,790,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 1,548,350

 448,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 411,931

 1,299,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,277,118

 415,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 422,262

 $

 3,659,661

 Oil & Gas Storage & Transportation - 3.9%

 1,085,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 $

 1,158,238

 1,090,000

 Genesis Energy LP, 5.75%, 2/15/21

 1,118,612

 725,000

 Genesis Energy LP, 6.75%, 8/1/22

 766,688

 2,645,000

 Global Partners LP, 7.0%, 6/15/23

 2,598,712

 NOK

 13,000,000

 6.30

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 1,601,014

 985,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 1,031,788

 1,480,000

 MPLX LP, 4.875%, 6/1/25

 1,551,679

 2,625,000

 ONEOK, Inc., 7.5%, 9/1/23

 3,051,562

 500,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 524,375

 4,000,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 4,320,000

 710,000

 Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 (144A)

 787,212

 2,150,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,117,750

 545,000

 Targa Resources Partners LP, 5.375%, 2/1/27 (144A)

 564,756

 1,375,000

 The Williams Companies, Inc., 4.55%, 6/24/24

 1,392,188

 2,635,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 2,667,938

 $

 25,252,512

 Coal & Consumable Fuels - 0.0%+

 315,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19 (d)

 $

 4,095

 Total Energy

 $

 90,271,727

 Materials - 6.5%

 Commodity Chemicals - 0.4%

 1,975,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 1,970,062

 755,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 736,125

 $

 2,706,187

 Diversified Chemicals - 1.0%

 EUR

 2,015,000

 Axalta Coating Systems LLC, 4.25%, 8/15/24 (144A)

 $

 2,306,662

 460,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 546,250

 725,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 772,125

 EUR

 1,138,000

 Ineos Finance Plc, 4.0%, 5/1/23 (144A)

 1,277,906

 EUR

 1,380,000

 Inovyn Finance Plc, 6.25%, 5/15/21 (144A)

 1,582,438

 $

 6,485,381

 Construction Materials - 0.2%

 EUR

 1,200,000

 Cemex SAB de CV, 4.75%, 1/11/22 (144A)

 $

 1,347,139

 Metal & Glass Containers - 0.9%

 EUR

 700,000

 ARD Finance SA, 6.625%, 9/15/23 (144A) (PIK)

 $

 763,459

 700,000

 ARD Finance SA, 7.125%, 9/15/23 (144A) (PIK)

 711,375

 475,000

 Ardagh Group, 3.876%, 5/15/21

 487,469

 590,000

 Ardagh Packaging Finance Plc, 4.625%, 5/15/23 (144A)

 595,531

 EUR

 410,000

 Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)

 481,987

 630,000

 Ardagh Packaging Finance Plc, 7.25%, 5/15/24 (144A)

 674,888

 EUR

 725,000

 Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)

 830,766

 EUR

 950,000

 Verallia Packaging SASU, 5.125%, 8/1/22 (144A)

 1,088,590

 $

 5,634,065

 Paper Packaging - 0.1%

 815,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 833,745

 Aluminum - 0.6%

 680,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 730,150

 3,025,000

 Rusal Capital DAC, 5.125%, 2/2/22 (144A)

 3,002,312

 $

 3,732,462

 Diversified Metals & Mining - 1.9%

 810,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 816,075

 757,000

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 878,120

 1,150,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 1,075,250

 1,100,000

 MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.55%, 10/28/20 (144A)

 1,170,675

 860,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 855,700

 255,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 281,138

 255,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 296,756

 560,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 602,000

 1,150,000

 Vedanta Resources Plc, 6.375%, 7/30/22 (144A)

 1,151,725

 1,000,000

 Vedanta Resources Plc, 7.125%, 5/31/23

 1,021,250

 3,645,000

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 3,960,292

 $

 12,108,981

 Steel - 0.8%

 715,000

 ArcelorMittal, 6.125%, 6/1/25

 $

 786,057

 2,066,000

 BlueScope Steel Finance, Ltd., 6.5%, 5/15/21 (144A)

 2,187,378

 EUR

 101,612

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (e)

                         -

 EUR

 135,483

 0.00

 New World Resources NV, Floating Rate Note, 10/7/20 (e)

                         -

 1,960,000

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A) (d)

 1,295,560

 910,000

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A) (d)

 605,150

 $

 4,874,145

 Forest Products - 0.4%

 2,655,000

 Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)

 $

 2,362,950

 Paper Products - 0.2%

 1,305,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 1,138,612

 Total Materials

 $

 41,223,667

 Capital Goods - 2.9%

 Aerospace & Defense - 0.9%

 2,202,278

 DynCorp International, Inc., 11.875%, 11/30/20 (PIK)

 $

 2,064,636

 EUR

 3,615,000

 TA MFG., Ltd., 3.625%, 4/15/23

 3,988,782

 $

 6,053,418

 Building Products - 0.3%

 1,650,000

 Elementia SAB de CV, 5.5%, 1/15/25 (144A)

 $

 1,592,250

 Construction & Engineering - 0.0%+

 6,900,000

 Abengoa Finance SA, 8.875%, 11/1/17 (144A) (d)

 $

 310,500

 Electrical Components & Equipment - 0.3%

 2,000,000

 General Cable Corp., 5.75%, 10/1/22

 $

 1,985,000

 Industrial Conglomerates - 0.5%

 2,980,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 3,136,450

 Industrial Machinery - 0.6%

 3,880,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 3,589,000

 Trading Companies & Distributors - 0.3%

 1,690,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 $

 1,753,375

 Total Capital Goods

 $

 18,419,993

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.1%

 745,000

 Clean Harbors, Inc., 5.125%, 6/1/21

 $

 763,774

 Diversified Support Services - 0.3%

 400,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $

 420,000

 1,300,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 1,267,500

 $

 1,687,500

 Total Commercial Services & Supplies

 $

 2,451,274

 Transportation - 2.4%

 Airlines - 0.4%

 1,275,782

 Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)

 $

 1,291,729

 1,100,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 1,135,750

 $

 2,427,479

 Marine - 0.6%

 2,100,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (d)

 $

 1,207,500

 3,150,000

 Navios South American Logistics, Inc., 7.25%, 5/1/22 (144A)

 2,909,812

 $

 4,117,312

 Railroads - 0.8%

 3,370,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 3,462,675

 EUR

 1,325,000

 Russian Railways via RZD Capital Plc, 3.3744%, 5/20/21

 1,509,355

 $

 4,972,030

 Trucking - 0.0%+

 2,875,521

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)  (d)

 $

 158,154

 Airport Services - 0.1%

 370,000

 Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27 (144A)

 $

 374,070

 525,000

 Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)

 536,156

 $

 910,226

 Highways & Railtracks - 0.5%

 EUR

 1,315,000

 Hertz Holdings Netherlands BV, 4.125%, 10/15/21 (144A)

 $

 1,355,977

 MXN

 37,000,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 1,630,676

 $

 2,986,653

 Total Transportation

 $

 15,571,854

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 0.5%

 EUR

 1,350,000

 IHO Verwaltungs GmbH, 3.75%, 9/15/26 (144A) (PIK)

 $

 1,461,015

 1,462,000

 Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)

 1,520,480

 $

 2,981,495

 Automobile Manufacturers - 0.6%

 2,035,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 2,152,379

 1,877,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 2,017,775

 $

 4,170,154

 Total Automobiles & Components

 $

 7,151,649

 Consumer Durables & Apparel - 1.3%

 Homebuilding - 1.3%

 460,000

 Beazer Homes USA, Inc., 8.75%, 3/15/22 (144A)

 $

 500,250

 1,345,000

 KB Home, 7.0%, 12/15/21

 1,449,238

 2,079,000

 Lennar Corp., 4.75%, 11/15/22

 2,132,285

 2,200,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 2,244,000

 1,625,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 1,690,000

 $

 8,015,773

 Total Consumer Durables & Apparel

 $

 8,015,773

 Consumer Services - 3.6%

 Casinos & Gaming - 1.9%

 EUR

 1,870,000

 Codere Finance 2 Luxembourg SA, 6.75%, 11/1/21 (144A)

 $

 1,978,023

 605,000

 Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)

 575,809

 EUR

 2,225,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 2,456,883

 85,767

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 437

 6,376,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 6,532,977

 625,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 581,250

 $

 12,125,379

 Hotels, Resorts & Cruise Lines - 0.7%

 1,504,000

 Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)

 $

 1,529,851

 2,860,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 3,006,575

 $

 4,536,426

 Restaurants - 0.2%

 1,460,000

 KFC Holding Co., 5.0%, 6/1/24 (144A)

 $

 1,487,375

 Specialized Consumer Services - 0.8%

 EUR

 3,585,000

 Boing Group Financing Plc, 6.625%, 7/15/19 (144A)

 $

 3,851,549

 1,140,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 1,214,100

 $

 5,065,649

 Total Consumer Services

 $

 23,214,829

 Media - 2.5%

 Advertising - 0.2%

 1,125,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 978,750

 Broadcasting - 1.2%

 1,615,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 $

 1,711,396

 1,075,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 1,091,125

 1,650,000

 Gray Television, Inc., 5.125%, 10/15/24 (144A)

 1,621,125

 1,970,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 1,957,688

 EUR

 1,240,000

 United Group BV, 7.875%, 11/15/20 (144A)

 1,401,885

 $

 7,783,219

 Cable & Satellite - 0.9%

 2,140,000

 DISH DBS Corp., 5.875%, 7/15/22

 $

 2,224,530

 283,000

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 178,998

 210,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 72,975

 765,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 777,431

 EUR

 2,300,000

 Ziggo Secured Finance BV, 4.25%, 1/15/27 (144A)

 2,522,089

 $

 5,776,023

 Movies & Entertainment - 0.2%

 EUR

 1,125,000

 WMG Acquisition Corp., 4.125%, 11/1/24 (144A)

 $

 1,266,344

 Total Media

 $

 15,804,336

 Retailing - 1.3%

 Distributors - 0.2%

 1,250,000

 LKQ Corp., 4.75%, 5/15/23

 $

 1,251,875

 Internet Retail - 0.5%

 3,525,000

 Netflix Inc., 4.375% 11/15/26

 $

 3,458,906

 Department Stores - 0.4%

 2,285,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 2,245,012

 Automotive Retail - 0.2%

 1,485,000

 Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)

 $

 1,493,346

 Total Retailing

 $

 8,449,139

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 1,535,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 1,504,300

 Total Food & Staples Retailing

 $

 1,504,300

 Food, Beverage & Tobacco - 7.7%

 Agricultural Products - 0.1%

 1,625,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A) (d)

 $

 666,250

 Packaged Foods & Meats - 7.1%

 EUR

 2,825,000

 Agrokor dd, 9.875%, 5/1/19 (144A)

 $

 2,638,504

 GBP

 1,170,000

 Boparan Finance Plc, 5.5%, 7/15/21 (144A)

 1,438,753

 4,450,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A) (d)

 3,515,500

 EUR

 2,878,000

 Darling Global Finance BV, 4.75%, 5/30/22 (144A)

 3,301,740

 775,000

 FAGE International SA, 5.625%, 8/15/26 (144A)

 785,168

 3,135,000

 JBS USA LUX SA, 5.75%, 6/15/25 (144A)

 3,218,078

 525,000

 Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)

 526,312

 525,000

 Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)

 525,656

 3,015,000

 Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)

 3,149,168

 3,923,000

 Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)

 4,133,861

 1,425,000

 MHP SA, 8.25%, 4/2/20 (144A)

 1,403,625

 2,555,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 2,721,075

 2,210,000

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 2,196,188

 6,530,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 6,938,125

 6,500,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

 4,940,000

 2,630,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,761,500

 1,375,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,457,500

 $

 45,650,753

 Tobacco - 0.5%

 535,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 549,044

 3,050,000

 Alliance One International, Inc., 9.875%, 7/15/21

 2,603,938

 $

 3,152,982

 Total Food, Beverage & Tobacco

 $

 49,469,985

 Health Care Equipment & Services - 2.6%

 Health Care Services - 0.4%

 1,175,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 $

 1,213,188

 1,430,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 1,404,975

 $

 2,618,163

 Health Care Facilities - 1.1%

 3,915,000

 CHS, 6.875%, 2/1/22

 $

 2,848,162

 2,400,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,085,000

 1,320,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 1,300,200

 820,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 813,850

 $

 7,047,212

 Managed Health Care - 1.1%

 245,000

 Centene Corp., 4.75%, 1/15/25

 $

 241,783

 1,840,000

 Centene Corp., 4.75%, 5/15/22

 1,867,600

 1,550,000

 Centene Corp., 5.625%, 2/15/21

 1,627,190

 3,130,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 3,227,812

 $

 6,964,385

 Total Health Care Equipment & Services

 $

 16,629,760

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Pharmaceuticals - 2.0%

 1,165,000

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $

 1,234,900

 5,256,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 4,401,900

 225,000

 Horizon Pharma Inc., 8.75% 11/1/24

 231,188

 750,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 721,875

 EUR

 3,475,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 2,776,577

 4,180,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 3,182,025

 $

 12,548,465

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,548,465

 Banks - 7.9%

 Diversified Banks - 6.8%

 800,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $

 805,840

 1,885,000

 9.25

 Access Bank Plc, Floating Rate Note, 6/24/21 (144A)

 1,705,925

 INR

 134,290,000

 Asian Development Bank, 6.2%, 10/6/26

 2,004,319

 INR

 108,160,000

 Asian Development Bank, 6.45%, 8/8/21

 1,629,058

 1,050,000

 8.25

 Banco de Galicia y Buenos Aires SA, Floating Rate Note, 7/19/26 (144A)

 1,113,000

 925,000

 9.00

 Banco do Brasil SA, Floating Rate Note, 12/31/49 (Perpetual)

 934,250

 295,000

 3.80

 Banco Nacional de Comercio Exterior SNC Cayman Islands, Floating Rate Note, 8/11/26 (144A)

 280,988

 2,000,000

 Banco Nacional de Costa Rica, 6.25%, 11/1/23 (144A)

 2,040,000

 375,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 391,500

 2,680,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 2,775,944

 1,400,000

 BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)

 1,522,500

 3,625,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 3,806,250

 854,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 902,038

 1,900,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 1,965,550

 346,000

 5.88

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 356,812

 2,525,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 2,684,328

 660,000

 7.88

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 672,152

 1,685,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 1,632,344

 INR

 42,350,000

 Inter-American Development Bank, 6.0%, 9/5/17

 626,854

 INR

 31,450,000

 International Bank for Reconstruction & Development, 5.75%, 10/28/19

 465,877

 4,000,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 3,650,000

 EUR

 970,000

 6.38

 Lloyds Banking Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,094,304

 1,450,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,497,125

 120,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 116,400

 1,773,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,720,040

 750,000

 Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)

 759,375

 700,000

 5.50

 Sberbank of Russia Via SB Capital SA, Floating Rate Note, 2/26/24

 714,000

 790,000

 7.38

 Societe Generale SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 791,462

 2,490,000

 Turkiye Is Bankasi, 5.375%, 10/6/21 (144A)

 2,395,006

 1,500,000

 Turkiye Is Bankasi, 5.5%, 4/21/22 (144A)

 1,436,250

 775,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 838,938

 $

 43,328,429

 Thrifts & Mortgage Finance - 1.1%

 2,700,000

 Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 2,936,250

 1,850,000

 Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)

 1,931,400

 2,225,000

 Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)

 2,419,688

 $

 7,287,338

 Total Banks

 $

 50,615,767

 Diversified Financials - 4.7%

 Other Diversified Financial Services - 0.4%

 IDR

 35,810,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $

 2,657,321

 Specialized Finance - 1.5%

 3,000,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 3,289,104

 4,870,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,863,912

 1,185,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,207,219

 $

 9,360,235

 Consumer Finance - 1.8%

 150,000

 Ally Financial, Inc., 4.625%, 5/19/22

 $

 152,250

 5,003,000

 Ally Financial, Inc., 5.75%, 11/20/25

 5,078,045

 2,350,000

 Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)

 2,350,000

 INR

 240,670,000

 International Finance Corp., 8.25%, 6/10/21

 3,844,275

 $

 11,424,570

 Asset Management & Custody Banks - 0.6%

 3,800,000

 JBS Investment Management, Ltd., 7.25%, 4/3/24

 $

 3,985,250

 Investment Banking & Brokerage - 0.3%

 2,028,000

 UBS AG, 7.625%, 8/17/22

 $

 2,305,836

 Total Diversified Financials

 $

 29,733,212

 Insurance - 2.8%

 Life & Health Insurance - 0.2%

 GBP

 954,047

 TIG FINCO Plc, 8.75%, 4/2/20

 $

 1,151,909

 GBP

 168,361

 8.50

 TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)

 217,465

 $

 1,369,374

 Reinsurance - 2.5%

 450,000

 6.11

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 467,325

 1,300,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 63,180

 800,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 105,040

 1,000,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 30,000

 2,600,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 311,220

 800,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 800,800

 3,900,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 79,560

 600,000

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f)(g)

 525,480

 EUR

 1,300,000

 Dundonald Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/17/17 (f)(g)

 1,403,675

 600,000

 Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (f)(g)

 604,620

 8,000

 Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A) (f)(g)

 88,805

 250,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 250,375

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 300,720

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 300,630

 300,000

 N/A

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 300,540

 1,600,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f)(g)

 269,120

 3,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f)(g)

 332,500

 800,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f)(g)

 803,520

 EUR

 250,000

 12.00

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 270,477

 350,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (f)(g)

 343,175

 250,000

 Limestone Re, Ltd., 8/31/21 (Cat Bond) (c)

 249,500

 250,000

 Limestone Re, Ltd., 8/31/21 (Cat Bond) (c)

 249,500

 2,400,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 13,920

 1,100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f)(g)

 1,161,930

 490,000

 Madison Re, Variable Rate Notes, 3/31/19 (f)(g)

 516,068

 3,900,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 152,880

 1,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f)(g)

 1,121,700

 3,500,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 451,850

 300,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f)(g)

 284,310

 1,300,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 37,960

 250,000

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/20 (Cat Bond) (144A)

 231,750

 500,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 494,950

 400,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 400,000

 AUD

 300,000

 RW0009, 7/10/17 (f)(g)

 201,410

 5,450

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f)(g)

 199,084

 500,000

 St Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f)(g)

 503,300

 2,600,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 51,220

 1,750,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f)(g)

 289,800

 500,000

 Sunningdale Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f)(g)

 449,400

 JPY

 98,019,477

 Tralee Segregated Account (Artex), Variable Rate Note 7/15/17 (f)(g)

 865,279

 600,000

 Versutus 2016, Class A, Variable Rate Notes, 11/30/21 (f)(g)

 603,420

 3,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 122,400

 $

 16,302,393

 Total Insurance

 $

 17,671,767

 Real Estate - 1.0%

 Specialized REIT - 0.4%

 2,314,110

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,395,104

 Specialized REIT - 0.6%

 2,870,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 3,013,500

 919,000

 Equinix, Inc., 5.375%, 4/1/23

 961,577

 $

 3,975,077

 Total Real Estate

 $

 6,370,181

 Software & Services - 2.0%

 Internet Software & Services - 0.4%

 1,780,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,833,400

 558,000

 IAC, 4.875%, 11/30/18

 566,370

 $

 2,399,770

 IT Consulting & Other Services - 0.4%

 735,000

 Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)

 $

 775,324

 1,455,000

 Rackspace, 8.625%, 11/15/24

 1,509,562

 $

 2,284,886

 Data Processing & Outsourced Services - 1.0%

 1,765,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 1,822,362

 3,100,000

 Cardtronics, Inc., 5.125%, 8/1/22

 3,146,500

 1,260,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,336,230

 $

 6,305,092

 Application Software - 0.2%

 1,430,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 1,497,925

 Total Software & Services

 $

 12,487,673

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.3%

 512,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $

 545,603

 1,475,000

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 1,513,719

 $

 2,059,322

 Computer Hardware - 0.2%

 910,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 994,175

 Electronic Components - 0.3%

 1,000,000

 Belden, Inc., 5.25%, 7/15/24 (144A)

 $

 1,005,000

 EURO

 1,095,000

 Belden, Inc., 5.5%, 4/15/23

 1,257,636

 $

 2,262,636

 Total Technology Hardware & Equipment

 $

 5,316,133

 Semiconductors & Semiconductor Equipment - 0.7%

 Semiconductors - 0.7%

 670,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 671,675

 3,225,000

 Micron Technology, Inc., 5.5%, 2/1/25

 3,241,125

 520,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 520,780

 $

 4,433,580

 Total Semiconductors & Semiconductor Equipment

 $

 4,433,580

 Telecommunication Services - 6.8%

 Integrated Telecommunication Services - 2.4%

 2,260,000

 CenturyLink, Inc., 5.625%, 4/1/25

 $

 2,147,000

 7,175,000

 Frontier Communications Corp., 8.75%, 4/15/22

 7,257,297

 500,000

 GCI, Inc., 6.75%, 6/1/21

 515,000

 1,665,000

 GCI, Inc., 6.875%, 4/15/25

 1,731,600

 3,690,000

 Windstream Services LLC, 7.75%, 10/15/20

 3,768,412

 $

 15,419,309

 Wireless Telecommunication Services - 4.4%

 2,800,000

 Altice Financing SA, 6.5%, 1/15/22 (144A)

 $

 2,919,000

 320,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 335,200

 600,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 637,500

 3,320,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 3,095,236

 1,050,000

 Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)

 1,080,513

 4,825,000

 MTN Mauritius Investment, Ltd., 5.373%, 2/13/22 (144A)

 4,877,173

 5,965,000

 Sprint Corp., 7.25%, 9/15/21

 6,391,498

 1,155,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 1,227,188

 2,750,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 2,721,510

 2,470,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 2,756,545

 RUB

 124,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 2,051,750

 $

 28,093,113

 Total Telecommunication Services

 $

 43,512,422

 Utilities - 4.6%

 Electric Utilities - 2.3%

 1,325,000

 Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21

 $

 1,334,540

 EURO

 1,475,000

 ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)

 1,679,430

 1,325,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 1,263,719

 2,395,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,730,300

 47,408

 FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)

 47,408

 1,425,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 1,378,688

 4,660,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 3,762,950

 2,715,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 2,993,288

 $

 15,190,323

 Gas Utilities - 0.6%

 2,133,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,938,364

 1,850,000

 Ferrellgas LP, 6.75%, 6/15/23

 1,845,375

 $

 3,783,739

 Multi-Utilities - 0.5%

 3,150,246

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 3,150,246

 Independent Power Producers & Energy Traders - 1.2%

 1,195,000

 Calpine Corp., 5.25%, 6/1/26 (144A)

 $

 1,203,962

 725,000

 Calpine Corp., 5.75%, 1/15/25

 708,688

 940,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 985,693

 800,000

 NRG Energy, Inc., 6.25%, 5/1/24

 814,000

 1,705,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 1,692,212

 1,370,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 1,433,362

 500,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 514,500

 205,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (Step) (144A)

 210,638

 $

 7,563,055

 Total Utilities

 $

 29,687,363

 TOTAL CORPORATE BONDS

 (Cost $513,322,666)

 $

 510,554,849

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.9%

 5,715,000

 U.S. Treasury Bills, 2/23/17 (c)

 $

 5,713,366

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $5,713,376)

 $

 5,713,366

 FOREIGN GOVERNMENT BONDS - 6.0%

 1,845,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 1,890,774

 1,125,000

 Argentine Republic Government International Bond, 6.875%, 1/26/27 (144A)

 1,113,750

 BRL

 5,975,000

 Brazilian Government International Bond, 10.25%, 1/10/28

 1,883,795

 2,650,000

 City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)

 2,696,375

 1,210,000

 Ecuador Government International Bond, 10.5%, 3/24/20 (144A)

 1,321,925

 1,453,158

 6.63

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., Floating Rate Note, 9/24/19

 1,481,785

 690,000

 Gabon Government International Bond, 6.375%, 12/12/24 (144A)

 633,427

 GHS

 9,405,000

 Ghana Government Bond, 24.5%, 4/22/19

 2,291,155

 GHS

 4,085,000

 Ghana Government Bond, 24.75%, 7/19/21

 1,097,596

 925,000

 Honduras Government International Bond, 6.25%, 1/19/27 (144A)

 918,525

 900,000

 Jordan Government International Bond, 5.75%, 1/31/27 (144A)

 857,826

 2,175,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 2,248,841

 MXN

 75,538,895

 Mexican Udibonos, 2.0%, 6/9/22

 3,478,253

 MXN

 9,668,619

 Mexican Udibonos, 3.5%, 12/14/17

 473,256

 EURO

 1,915,000

 Mexico Government International Bond, 4.0%, 3/15/15

 1,664,929

 1,415,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 1,403,793

 1,402,406

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 1,458,502

 1,380,000

 Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)

 1,504,200

 4,015,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 3,938,153

 1,300,000

 Republic of Argentina Government Bond, 6.625%, 7/6/28

 1,249,300

 RON

 8,220,000

 Romania Government Bond, 5.85%, 4/26/23

 2,232,624

 2,575,000

 Turkey Government International Bond, 6.0%, 3/25/27

 2,596,125

 $

 38,434,909

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $41,071,522)

 $

 38,434,909

 MUNICIPAL BONDS - 1.3%

 Municipal Development - 0.2%

 955,000

 0.60

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 $

 955,000

 Municipal General - 0.1%

 8,875,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 564,539

 Higher Municipal Education - 0.0%+

 160,000

 0.45

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 $

 160,000

 Municipal Medical - 0.3%

 555,000

 0.62

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 $

 555,000

 1,660,000

 0.62

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 1,660,000

 $

 2,215,000

 Municipal Tobacco - 0.7%

 195,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 176,914

 1,960,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 1,790,950

 375,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 344,565

 1,155,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 1,074,173

 80,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 73,404

 1,400,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 1,251,642

 55,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 48,204

 $

 4,759,852

 TOTAL MUNICIPAL BONDS

 (Cost $16,670,133)

 $

 8,654,391

 SENIOR FLOATING RATE LOAN INTERESTS - 3.7%**

 Energy - 0.4%

 Oil & Gas Exploration & Production - 0.4%

 2,013,697

 9.75

 EP Energy LLC, Loan, 6/30/21

 $

 2,091,728

 Coal & Consumable Fuels - 0.0%+

 1,034,769

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (d)

 $

 165,563

 Total Energy

 $

 2,257,291

 Materials - 0.3%

 Diversified Metals & Mining - 0.0%+

 131,363

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 132,293

 Steel - 0.3%

 1,990,000

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 2,014,254

 Total Materials

 $

 2,146,547

 Capital Goods - 0.3%

 Aerospace & Defense - 0.3%

 2,100,000

 7.75

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 2,112,249

 Total Capital Goods

 $

 2,112,249

 Commercial Services & Supplies - 0.1%

 Diversified Support Services - 0.1%

 490,817

 4.96

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 466,276

 Total Commercial Services & Supplies

 $

 466,276

 Automobiles & Components - 0.0%+

 Auto Parts & Equipment - 0.0%+

 1,777

 3.28

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,797

 Total Automobiles & Components

 $

 1,797

 Media - 0.3%

 Advertising - 0.3%

 2,132,683

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,129,731

 Total Media

 $

 2,129,731

 Retailing - 0.2%

 Automotive Retail - 0.2%

 1,402,335

 4.52

 CWGS Group LLC, Term Loan, 11/3/23

 $

 1,414,606

 Total Retailing

 $

 1,414,606

 Household & Personal Products - 0.4%

 Household Products - 0.3%

 1,697,344

 8.57

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 $

 1,671,884

 Personal Products - 0.1%

 798,000

 4.31

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 806,025

 Total Household & Personal Products

 $

 2,477,909

 Health Care Equipment & Services - 1.2%

 Health Care Services - 1.0%

 1,001,746

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 992,981

 663,089

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 643,196

 397,853

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 385,918

 1,313,333

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,317,437

 3,030,000

 0.00

 TeamHealth, Inc., 1st Lien Bridge Loan, 10/31/17

 3,030,000

 $

 6,369,532

 Health Care Facilities - 0.1%

 601,874

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (d)

 $

 592,846

 Managed Health Care - 0.1%

 437,559

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)

 $

 430,996

 Total Health Care Equipment & Services

 $

 7,393,374

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.4%

 2,587,429

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 2,590,016

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,590,016

 Utilities - 0.1%

 Electric Utilities - 0.1%

 162,500

 5.00

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 $

 163,333

 712,500

 5.00

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 716,152

 $

 879,485

 Total Utilities

 $

 879,485

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $24,151,433)

 $

 23,869,281

 TEMPORARY CASH INVESTMENTS - 1.1%

 Repurchase Agreement - 0.8%

 5,000,000

 $5,000,000 TD Securities USA LLC, 0.52%, dated 1/31/17 plus accrued interest on 2/1/17 collateralized by $5,100,001 Federal National Mortgagte Association, 3.0%, 12/1/46

 $

 5,000,000

 Certificate of Deposit - 0.3%

 1,695,000

 1.26

 Sumitomo Mitsui, Floating Rate Note, 11/1/16

 $

 1,696,147

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,695,000)

 $

 6,696,147

 RIGHTS/WARRANTS - 0.0%+

 7,415

 Midstates Petroleum Co., Inc.

 $

                         -

 TOTAL RIGHTS/WARRANTS

 (Cost $0)

 $

                         -

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 CALL OPTIONS PURCHASED - 0.0%+

 MXN

 297,012 (i)

 Desarrolladora Homex SAB de CV

 Bank of New York

 Mellon Corp

 $- (k)

 10/23/22

 $

                         -

 MXN

 297,012 (j)

 Desarrolladora Homex SAB de CV

 Bank of New York

 Mellon Corp

 - (k)

 10/23/22

                         -

 $

                         -

 TOTAL CALL OPTIONS PURCHASED

 (Premiums paid $0)

 $

                         -

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 $

 636,691,449

 (Cost $661,687,788) (a)

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 3,412,034

 TOTAL NET ASSETS - 100.0%

 $

 640,103,483

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Cat Bond)

 Catastrophe or event linked bond.  At January 31, 2017 the value of these securities amounted to $3,515,767 or 0.6% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2017, the value of these securities amounted to $335,755,948 or 52.5% of total net assets.

 (a)

 At January 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $661,687,788 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             31,485,903

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (56,482,242)

 Net unrealized depreciation

 $

           (24,996,339)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).

 (f)

 Structured reinsurance investment.  At January 31, 2017, the value of these securities amounted to $12,786,626 or 2.0% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 United States

 56.1%

 Luxembourg

 6.5%

 United Kingdom

 4.3%

 Netherlands

 4.2%

 Mexico

 3.0%

 Argentina

 2.6%

 Bermuda

 2.3%

 Canada

 1.9%

 France

 1.9%

 Ireland

 1.8%

 Peru

 1.3%

 Other (individually less than 1%)

 14.1%

 100.0%

 (i)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

 (j)

 Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

 (k)

 Strike price is 1 Mexican Peso (MXN).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 EUR

 Euro

 GBP

 British Pound Sterling

 GHS

 Ghanian Cedis

 IDR

 Indonesian Rupiah

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 RON

 Romanian Leu

 RUB

 Russian Ruble

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received

 (Paid)

 Unrealized Appreciation

                   4,370,850

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/20

  $              (33,704)

  $         332,125

                   3,310,000

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 6/20/21

                 142,463

               88,079

  $           108,759

  $       420,204

          (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

          (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
19,433,274

$
-

$
19,433,274

 Preferred Stocks

   Transportation

     Air Freight & Logistics

-

685,634

-

685,634

   Diversified Financials

     Consumer Finance

2,490,947

2,490,947

 Convertible Preferred Stocks

3,138,002

-

-

3,138,002

 Common Stock

   Energy

     Oil & Gas Exploration & Production

1,606,972

745,569

-

2,352,541

   Capital Goods

     Industrial Machinery

-

-

1,560

1,560

   Commercial Services & Supplies

     Diversified Support Services

-

84,949

-

84,949

   Transportation

     Air Freight & Logistics

-

197,956

-

197,956

   Consumer Services

     Education Services

-

143,650

-

143,650

   All Other Common Stock

2,089,242

-

-

2,089,242

 Asset Backed Securities

-

1,652,124

-

1,652,124

 Collateralized Mortgage Obligations

-

10,498,627

-

10,498,627

 Corporate Bonds

   Insurance

     Reinsurance

-

2,616,767

13,685,626

16,302,393

   All Other Corporate Bonds

-

494,252,456

-

494,252,456

 U.S. Government and Agency Obligation

-

5,713,366

-

5,713,366

 Foreign Government Bonds

-

38,434,909

-

38,434,909

 Municipal Bonds

-

8,654,391

-

8,654,391

 Senior Floating Rate Loan Interests

-

23,869,281

-

23,869,281

 Repurchase Agreement

-

5,000,000

-

5,000,000

 Certificate of Deposit

-

1,696,147

-

1,696,147

 Rights/Warrants*

-

-

-

-

 Call Option Purchased*

-

-

-

-

 Total

$
9,325,163

$
613,679,100

$
13,687,186

$
636,691,449

*

 Security valued at $0.

 Other Financial Instruments

 Unrealized appreciation on swap contracts

$
-

$
420,204

$
-

$
420,204

 Total Other Financial Instruments

$
-

$
420,204

$
-

$
420,204

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common Stocks

 Convertible Corporate Bonds

 Corporate Bonds

 Total

 Balance as of 10/31/16

$
4,300,699

$
346,412

$
27,598,609

$
32,245,720

 Realized gain (loss)1

(2,417,743
)

(3,729,029
)

5,450

(6,141,322
)

 Change in unrealized appreciation (depreciation)2

2,584,216

3,729,029

59,334

6,372,579

 Purchases

-

-

5,632,086

5,632,086

 Sales

(4,465,612
)

(346,412
)

(19,609,853
)

(24,421,877
)

 Transfers in to Level 3*

-

-

-

-

 Transfers out of Level 3*

-

-

-

-

 Transfers in and out of Level 3 categories*

-

-

-

-

 Balance as of 1/31/17

$
1,560

$
-

$
13,685,626

$
13,687,186

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.  During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/17

$
129,226

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.